EMPLOYEE BENEFIT PLANS (Details 1) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Abstract]
Current severance obligation	[1]	$ 106,334	$ 104,352
Other bonuses and short-term benefits		336,285	336,018
Other employment benefit plans		$ 442,619	$ 440,370

[1]	See severance obligation